Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair value measurements
Fair value measurements

Note 3 Fair value measurements

Recurring Fair Value Measurements

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis:

	December 31, 2022			December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Marketable securities (Note 5)	$6,757			$9,619
Liabilities:
Derivative liabilities (Note 11)		$6,521			$-

The Company has a contingent consideration liability of $3.5 million as of December 31, 2022 related to the Company’s acquisition of EV Group Holdings LLC (see Note 6, Business combinations), and its settlement is expected to occur in the first quarter of 2023. The contingency was based on the Company's average share price for the month ending December 31, 2022, and, as a result, the Company was able to determine that the average share price for the month ending December 31, 2022 will result in the Company issuing additional shares of common stock to the sellers. The contingent consideration liability is reflected in accrued liabilities on the consolidated balance sheet, and the remeasurement is reflected in other income (expense), net on the consolidated statement of operations.

Nonrecurring Fair Value Measurements

The Company also has investments in non-marketable securities, which are primarily equity securities in a non-public company that do not have readily determinable fair values. Such investments are initially recorded at cost and adjusted to fair value on a nonrecurring basis through earnings for observable price changes in orderly transactions for identical or similar transactions of the same company (Level 2 of GAAP fair value hierarchy). Historical adjustments have not been material. The carrying amount of these equity securities is $0.2 million and $0.1 million as of December 31, 2022 and 2021, respectively, and is included in non-marketable securities on the consolidated balance sheet. Increases in the fair value of the non-marketable securities were $0.1 million and $0.0 million for the years ended December 31, 2022 and 2021, respectively, and are reflected in income (loss) from investments, net, on the consolidated statement of operations.